Commitments and contingencies	12 Months Ended
Jun. 30, 2025
Commitments and contingencies
Commitments and contingencies

Note 13 – Commitments and contingencies

Commitments

As of June 30, 2025, the Group had no material commitments that are required to be disclosed.

Litigation contingencies

In March 2023, Bit Origin and SonicHash US, along with other named entities, were named as defendants in a state court civil lawsuit filed in Cheyenne, Wyoming by BCB Cheyenne LLC (“BCB” or “Plaintiff”) who had contractual relationship with two of the named defendants, MineOne Wyoming Data Center LLC, the other with Terra Crypto, Inc. Defendant alleges these parties breached their respective contracts. For its part, Bit Origin and SonicHash US, who had no relationship with BCB, were nevertheless alleged to have intentionally interfered with BCB’s contractual relationships with these other parties. Both Bit Origin and SonicHash US were also named as what is known as an “alter ego” defendant pursuant to which a party may be found liable if its later discovered it was acting, in essence, as the alter ego of the primary wrongdoer. Prior to the Group discovering it had been named in this Wyoming lawsuit, the case had been dismissed but simultaneously recommenced in the U.S. District Court in Wyoming against the same parties, with substantively the same causes of action. Bit Origin and SonicHash US were made aware of and appeared in this new federal court litigation denying all material allegations alleged against each of them.

In September 2023, BCB filed an amended complaint to add parties and substitute parties in place of others but leaving Bit Origin and Sonichash US as named defendants accused of intentionally interfering with BCB’s contractual relations. Once again, both companies were also alleged to be alter egos of the primary wrongdoers. In its lawsuit, BCB seeks “no less than $38 million” in compensatory damages. The Group denies any liability to BCB arising out of this lawsuit and is defending this matter vigorously.

The parties mediated this dispute from August 6 to August 8, 2024 and entered into a Settlement Agreement and Mutual Release on October 14, 2024, pursuant to which BTOG agreed to pay $13,050 to cover certain litigation cost of which the amount was provided as a provision for litigation claim within “other payables and accrued liabilities” as of June 30, 2024 and was fully paid in November 2024.

On October 14, 2024, the court dismissed the lawsuit, granting full releases to all defendants and officially concluding the matter.